Borrowings - Schedule of Borrowing (Details) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Schedule of Borrowing [Abstract]
Short-term borrowings	$ 90,000	$ 2,745	$ 90,000
Long-term borrowings, current	13,118		7,316
Long-term borrowings, non-current	30,757	$ 938	43,157
Subtotal of long-term borrowings	43,875		50,473
Total borrowings	$ 133,875		$ 140,473